Segment information (Details 1) - Sales Revenue, Net [Member]	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
PT PGN LNG Indonesia [Member]
Percentage of Revenue	33.00%	50.00%	79.00%
Hoegh LNG Egypt LLC [Member]
Percentage of Revenue	31.00%	50.00%	21.00%
Sociedad Portuaria El Cayao [Member]
Percentage of Revenue	36.00%	0.00%	0.00%